Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net (loss) earnings from continuing operations	$ (77,209)	$ 446,949
Adjustments:
Depreciation, depletion and amortization	103,429	126,374
Reclamation (recovery) expense	(94,021)	23,347
Share-based compensation expense	770	1,364
Finance costs	9,523	4,762
Gain on sale of Greenstone Partnership	0	(97,274)
Income tax expense (recovery)	32,776	(44,015)
Income taxes paid	(55,628)	(17,182)
Impairment loss (reversal)	145,903	(160,000)
Other	(3,491)	(646)
Cash flows from (used in) operations before changes in working capital	62,052	283,679
Changes in working capital	(64,032)	(12,771)
Cash (used in) provided by operating activities from continuing operations	(1,980)	270,908
Cash provided by operating activities from discontinued operations	0	143,853
Cash (used in) provided by operating activities	(1,980)	414,761
Investing activities
Property, plant and equipment additions	(80,930)	(92,500)
Acquisition of Goldfield Project	(176,737)	0
Proceeds from sale of Greenstone Partnership	0	210,291
Proceeds from disposition of property, plant and equipment	2,025	11,868
Decrease in other assets	0	2,848
Cash (used in) provided by investing activities from continuing operations	(255,642)	132,507
Cash used in investing activities from discontinued operations	0	(96,081)
Cash (used in) provided by investing activities	(255,642)	36,426
Financing activities
Dividends paid	(47,667)	(45,044)
Payment of borrowing costs	(2,255)	(2,654)
Repayment of lease obligations	(6,755)	(6,476)
Proceeds from common shares issued	3,484	5,037
Repurchase and cancellation of shares	(104,499)	0
Cash used in financing activities	(157,692)	(49,137)
(Decrease) increase in cash during the period	(415,314)	402,050
Cash at beginning of the period	947,230	545,180
Cash at end of the period	$ 531,916	$ 947,230